Investments in and Advances to Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments And Joint Ventures [Abstract]
Schedule of Investments in and Advances to Unconsolidated Affiliates

Investments in and advances to unconsolidated affiliates consisted of the following:

	December 31,
	2017	2016
	(In thousands)
CityCenter Holdings, LLC – CityCenter (50%)	$808,220	$1,006,261
Elgin Riverboat Resort–Riverboat Casino – Grand Victoria (50%)	124,342	123,585
Las Vegas Arena Company, LLC (42.5%)	76,619	80,339
Other	24,116	9,161
	$1,033,297	$1,219,346

Schedule of Share of Net Income From Unconsolidated Affiliates

The Company recorded its share of the net income from unconsolidated affiliates, including adjustments for basis differences, as follows:

	Year Ended December 31,
	2017	2016	2015
	(In thousands)
Income from unconsolidated affiliates	$146,222	$528,287	$258,354
Preopening and start-up expenses	—	(3,168)	(3,475)
Non-operating items from unconsolidated affiliates	(34,751)	(53,139)	(76,462)
	$111,471	$471,980	$178,417

Tabular Disclosure of Differences between Share of Venture-Level Equity and Investment Balances

Differences between the Company’s share of venture-level equity and investment balances are as follows:

	December 31,
	2017	2016

	(In thousands)
Venture-level equity attributable to the Company	$2,659,780	$2,882,227
Adjustment to CityCenter equity upon contribution of net assets by MGM Resorts International (1)	(532,501)	(537,819)
CityCenter capitalized interest (2)	206,065	215,467
CityCenter completion guarantee (3)	322,703	337,223
CityCenter deferred gain (4)	(219,561)	(221,638)
CityCenter capitalized interest on sponsor notes (5)	(40,258)	(42,095)
Other-than-temporary impairments of CityCenter investment (6)	(1,504,161)	(1,555,509)
Acquisition fair value adjustments net of other-than-temporary impairments of Grand Victoria investment (7)	99,619	99,619
Other adjustments	41,611	41,871
	$1,033,297	$1,219,346

(1)	Primarily relates to land and fixed assets.
(2)	Relates to interest capitalized on the Company’s investment balance during development and construction stages.
(3)	Created by contributions to CityCenter under the completion guarantee recognized as equity contributions by CityCenter split between the members.
(4)	Relates to a deferred gain on assets contributed to CityCenter upon formation of CityCenter.
(5)	Relates to interest on the sponsor notes capitalized by CityCenter during development. Such sponsor notes were converted to equity in 2013.
(6)	The impairment of the Company’s CityCenter investment includes $379 million of impairments allocated to land.
(7)	Relates to indefinite-lived gaming license rights for Grand Victoria and other-than-temporary impairments of the Company’s investment in Grand Victoria.